Factoring and Security Agreement - Additional Information (Detail) (USD $)	1 Months Ended
	Jun. 13, 2013	Mar. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Sales of interest in accounts receivable	$ 5,000,000
Sales of interest in accounts receivables, percentage	15.00%
Accounts receivable transferred			$ 479,000